INCOME TAXES - UNRECOGNIZED TAX BENEFITS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
UNRECOGNIZED TAX BENEFITS
Unrecognized tax benefits at beginning of year	$ 150	$ 84
Gross increases for tax positions of current year	2	15
Gross increases for tax positions of prior year	0	65
Gross decreases for tax positions of prior year	(12)	0
Change in translation of foreign currency	3	(2)
Lapses of statute of limitations	(3)	(8)
Settlements	(1)	(4)
Unrecognized tax benefits at end of year	139	150
Interest and penalties expense (recovery) related to unrecognized tax benefits	5	3
Accrued interest and penalties related to unrecognized tax benefits	$ 12	$ 8